AXP(SM)
                                                                      Utilities
                                                                    Income Fund

                                                             2000 ANNUAL REPORT
                                                           (PROSPECTUS ENCLOSED)

American
  Express(R)
 Funds

(icon of) Magnifying Glass

AXP Utilities Income Fund seeks to provide shareholders with a high level of current income. Secondary goals are growth of income and capital.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

                                                                     AMERICAN
                                                                       EXPRESS
                                                                     (R)

Dependable
Dividends

Making money in the stock market isn't limited to trying to find stocks with rising prices. Many investors prefer to focus on the steady income stream provided by securities that pay substantial dividends. And perhaps no segment of the market has a more consistent record of paying dividends than the utilities industry -- the companies that provide basics such as electricity, water and telephone service.


AXP UTILITES INCOME FUND

Table of Contents

2000 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                         4
From the Portfolio Manager                4
Fund Facts                                6
The 10 Largest Holdings                   8
Making the Most of the Fund               9
The Fund's Long-term Performance         10
Independent Auditors' Report             12
Financial Statements                     13
Notes to Financial Statements            16
Investments in Securities                26
Federal Income Tax Information           32


                                                         ANNUAL REPORT - 2000

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Bernard M. Fleming
Bernard M. Fleming
Portfolio Manager

From the Portfolio Manager
The past 12 months was a mixed period for utility stocks as a whole, with strong gains by natural gas stocks offsetting weakness in certain telephone stocks. For AXP Utilities Income Fund's Class A shares, the result was a total return of 1.68% (excluding the sales charge) during the fiscal year (July 1999 through June 2000).

AXP UTILITIES INCOME FUND

Concerned about the potential for higher inflation, the Federal Reserve began raising short-term rates early in the fiscal year and would ultimately raise rates six times over the 12 months. Because of their sensitivity to changes in interest rates, utilities stocks, especially those of electric companies, experienced substantial selling pressure early in the period.

Adding to the difficult environment was utilities' profit performance, which, while positive, paled in comparison to the strong gains of some companies in other industries, particularly technology. Still, the Fund did participate to a moderate degree during the stock market's furious rally in the fall of 1999.

NATURAL GAS FARES BEST
Looking at utilities sectors, electrics slumped during the first half of the fiscal year, then recovered fairly well over the ensuing months. Telephone stocks, especially U.S. long-distance providers, had a much tougher time, largely because of concerns about increased competition leading to weaker sales and earnings. European phone stocks rallied strongly early on, then went into a sharp decline.

The clear winner for the period was the natural gas sector, which benefited from expectations that supplies could shrink during the upcoming winter. To take advantage of the natural gas rally, I increased investments in that group, using funds raised by reducing holdings among telephone stocks.

Heading into the new fiscal year, I think the outlook is brightest for the electric and natural gas stocks. Because production capacities cannot be quickly increased, shortages in electricity and natural gas are possible, particularly in major metropolitan areas. If so, that would almost certainly be good for those stock prices. As for telephone stocks, although the competition question continues to hang over them, they currently offer good investment value and, therefore, I think they are likely to enjoy better performance in the months ahead.

Looking at the Fund's dividend component, the long-term trend among utilities, as well as corporate America as a whole, has been toward lower dividend pay-outs, especially as a percentage of stock prices (the dividend yield). Although this Fund's yield is above-average among utilities funds and is actually double that of the broad stock market, a marked increase is very unlikely, certainly over the near term.

Bernhard M. Fleming

                                                       ANNUAL REPORT - 2000

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2000                                                  $9.16
June 30, 1999                                                  $9.91
Decrease                                                       $0.75

Distributions -- July 1, 1999 - June 30, 2000
From income                                                    $0.32
From capital gains                                             $0.59
Total distributions                                            $0.91
Total return**                                                +1.68%***

 Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2000                                                  $9.16
June 30, 1999                                                  $9.91
Decrease                                                       $0.75

Distributions -- July 1, 1999 - June 30, 2000
From income                                                    $0.25
From capital gains                                             $0.59
Total distributions                                            $0.84
Total return**                                                +0.97%***

AXP UTILITIES INCOME FUND

Class C-- June 26, 2000* - June 30, 2000
(All figures per share)

Net asset value (NAV)
June 30, 2000                                                  $9.16
June 26, 2000*                                                 $9.37
Decrease                                                       $0.21

Distributions -- June 26, 2000* - June 30, 2000
From income                                                     $ --
From capital gains                                              $ --
Total distributions                                             $ --
Total return**                                                -2.35%***

 Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2000                                                  $9.16
June 30, 1999                                                  $9.91
Decrease                                                       $0.75

Distributions -- July 1, 1999 - June 30, 2000
From income                                                    $0.34
From capital gains                                             $0.59
Total distributions                                            $0.93
Total return**                                                 1.88%***

  *Inception date.
 **Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
***The total return is a hypothetical investment in the Fund with all distributions reinvested.

                                                          ANNUAL REPORT - 2000

The 10 Largest Holdings

                                         Percent                   Value
                                    (of net assets)       (as of June 30, 2000)
 Calpine                                 5.24%               $111,774,999
 SBC Communications                      4.06                  86,499,999
 Enron                                   3.63                  77,400,000
 Duke Energy                             3.44                  73,287,500
 Dynegy Cl A                             3.04                  64,896,875
 U S WEST Communications Group           2.92                  62,168,749
 WorldCom                                2.58                  55,050,000
 Coastal                                 2.57                  54,787,500
 BellSouth                               2.40                  51,150,000
 Bell Atlantic                           2.38                  50,812,500
For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here  make up 32.26% of net assets

(icon of) pie chart


AXP UTILITIES INCOME FUND

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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

                                                       ANNUAL REPORT - 2000

The Fund's Long-term Performance

            How your $10,000 has grown in AXP Utilities Income Fund

$60,000



$50,000


                                                            X
                                                       S&P 500 Index
$40,000

                                                                      $34,356
                                                          AXP Utilities Income
                                                                 Fund Class A
$30,000

                                                  X
                                      Lipper Utility Funds Index

$20,000


                   (The printed version of this chart contains a line graph with four lines corresponding to the three Indexes and Fund noted above.)
$9,425


'90    '91    '92    '93    '94    '95    '96    '97    '98    '99    '00

Average Annual Total Returns (as of June 30, 2000)

            1 year           5 years        10 years (A)  Since inception (B&Y)
 Class A    -4.16%           +16.01%           +13.14%           --%
 Class B    -2.73%           +16.43%            --%              +17.08%*
 Class Y    +1.88%           +17.54%            --%              +18.18%*

*Inception date was March 20, 1995.

Assumes: Holding period from 7/1/90 to 6/30/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $20,546. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Standard & Poor's 500 Index (S&P 500 Index) and the Lipper Utility Funds Index. In comparing AXP Utilities Income Fund (Class A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indexes. Class C went effective June 26, 2000 and therefore performance information is not presented.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5.75%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

AXP UTILITIES INCOME FUND

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

Lipper Utility Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

                                                           ANNUAL REPORT - 2000

The  financial   statements   contained  in  Post-Effective   Amendment  #24  to
Registration Statement No. 33-20872 filed on or about August 25, 2000, are incorporated herein by reference.

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Utilities Income Fund, Inc.
Fiscal year ended June 30, 2000

Class A

Income distributions taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                 Per share

Sept. 22, 1999                                $0.02939
Dec. 22, 1999                                  0.21215
March 23, 2000                                 0.04318
June 21, 2000                                  0.04210
Total                                         $0.32682

Capital gain distribution taxable as long-term capital gain.

Payable date                                  Per share

Dec. 22, 1999                                 $0.58690
Total distributions                           $0.91372

The distribution of $0.79905 per share, payable Dec. 22, 1999, consisted of $0.06789 derived from net investment income, $0.14426 from net short-term capital gains (a total of $0.21215 taxable as dividend income) and $0.58690 from net long-term capital gains.


AXP UTILITIES INCOME FUND

Class B

Income distributions taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                  Per share

Sept. 22, 1999                                $0.01098
Dec. 22, 1999                                  0.19394
March 23, 2000                                 0.02805
June 21, 2000                                  0.02471
Total                                         $0.25768

Capital gain distribution taxable as long-term capital gain.

Payable date                                  Per share

Dec. 22, 1999                                 $0.58690
Total distributions                           $0.84458

The distribution of $0.78084 per share, payable Dec. 22, 1999, consisted of $0.04968 derived from net investment income, $0.14426 from net short-term capital gains (a total of $0.19394 taxable as dividend income) and $0.58690 from net long-term capital gains.

Class Y

Income distributions taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                  Per share

Sept. 22, 1999                                $0.03313
Dec. 22, 1999                                  0.21598
March 23, 2000                                 0.04637
June 21, 2000                                  0.04581
Total                                         $0.34129

Capital gain distribution taxable as long-term capital gain.

Payable date                                  Per share

Dec. 22, 1999                                 $0.58690
Total distributions                           $0.92819

The distribution of $0.80288 per share, payable Dec. 22, 1999, consisted of $0.07172 derived from net investment income, $0.14426 from net short-term capital gains (a total of $0.21598 taxable as dividend income) and $0.58690 from net long-term capital gains.


                                                          ANNUAL REPORT - 2000

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American
  Express(R)
 Funds

AXP Utilities Income Fund
200 AXP Financial Center
Minneapolis, MN  55474
                                                                 PRSRT STD AUTO
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                    AMERICAN
                                                                     EXPRESS

                                                                 S-6341 T (8/00)

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                                       AMERICAN
                                                                        EXPRESS
                                                                       (R)

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.